RESTRUCTURING, INTEGRATION AND ACQUISITION COSTS - Analysis (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Restructuring, Integration and Acquisition costs [Abstract]
Integration and acquisition costs	$ 6.9	$ 6.1
Impairment of non-financial assets	59.5	7.0
Severances and other employee related costs	42.9	2.7
Other costs	14.7	0.0
Total restructuring, integration and acquisition costs	$ 124.0	$ 15.8